Average Annual Total Returns	12 Months Ended
Aug. 31, 2011
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.02%
Five Years	2.55%
Ten Years	2.35%
Inception Date	Jul. 13, 1981
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.06%
Five Years	2.66%
Ten Years	2.41%
Inception Date	Jun. 04, 1975
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.20%
Five Years	2.81%
Ten Years	2.59%
Inception Date	Oct. 03, 1989
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.13%
Five Years	2.29%
Ten Years	2.25%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.13%
Five Years	2.29%
Ten Years	2.25%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.13%
Five Years	2.29%
Ten Years	2.25%
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	2.07%
Ten Years	1.85%
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	2.16%
Ten Years	1.86%
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.09%
Five Years	2.50%
Ten Years	2.25%